united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21571

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

17605 Wright Street, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 03/31

Date of reporting period: 9/30/17

Item 1. Reports to Stockholders.

Newfound Risk Managed Global Sectors Fund

Class A Shares NFGAX

Class C Shares NFGCX

Class I Shares NFGIX

Newfound Multi-Asset Income Fund

Class A Shares NFMAX

Class C Shares NFMCX

Class I Shares NFMIX

Newfound Risk Managed U.S. Sectors Fund

Class A Shares NFDAX

Class C Shares NFDCX

Class I Shares NFDIX

Semi-Annual Report

September 30, 2017

Newfound Risk Managed Global Sectors Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2017

The Fund's performance figures* for the period ended September 30, 2017 compared to its benchmark:
			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Risk Managed Global Sectors Fund - Class A Shares	6.72%	13.57%	3.14%
Newfound Risk Managed Global Sectors Fund - Class A Shares With Load	0.55%	7.04%	1.34%
Newfound Risk Managed Global Sectors Fund - Class C Shares	6.43%	12.79%	2.38%
Newfound Risk Managed Global Sectors Fund - Class I Shares	6.91%	13.90%	3.44%
MSCI All Country World Index **	9.68%	18.65%	6.94%
Bloomberg Barclays U.S. Treasury 1-3 Year Index ***	0.43%	0.24%	0.69%
50/50 MSCI ACWI/ 1-3 Year Treasury Blend ****	4.97%	9.11%	3.91%

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be required to pay on Fund distributions or on the redemptions of Fund shares. The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund's gross total operating expenses as of its last prospectus is 2.54%, 3.29% and 2.29% for Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.
** The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
*** The Bloomberg Barclays US Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index.
**** This Blended Benchmark is an equally weighted custom composite of the Bloomberg Barclays US Treasury 1-3 Year Index and MSCI All Country World Index (ACWI). You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
(1)The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

The Fund's holdings by asset class as of September 30, 2017 are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	99.6%
Short-Term Investments	0.4%
Other Asset Less Liabilities	0.0%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Newfound Multi-Asset Income Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2017

The Fund's performance figures* for the period ended September 30, 2017, compared to its benchmark:
			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Multi-Asset Income Fund - Class A Shares	3.64%	4.89%	2.52%
Newfound Multi-Asset Income Fund - Class A Shares With Load	(2.32)%	(1.13)%	0.56%
Newfound Multi-Asset Income Fund - Class C Shares	3.29%	4.19%	1.76%
Newfound Multi-Asset Income Fund - Class I Shares	3.76%	5.13%	2.74%
S&P 500 Total Return Index **	7.71%	18.61%	10.10%
Bloomberg Barclays U.S. Aggregate Bond Index ***	2.31%	0.07%	2.59%
50/50 MSCI ACWI/ Barclays Aggregate Bond ****	5.95%	9.02%	4.52%

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be required to pay on Fund distributions or on the redemptions of Fund shares. The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.60%, 2.35% and 1.35% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund's gross total operating expenses as of its last prospectus is 2.27%, 3.02% and 2.02% for Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.
** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
*** The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
**** This Blended Benchmark is an equally weighted custom composite of the Barclays Capital U.S. Aggregate Bond Index and MSCI All Country World Index (ACWI). You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
(1) The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

The Fund's holdings by asset class as of September 30, 2017 are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	69.8%
Exchange Traded Funds - Equity	30.6%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Newfound Risk Managed U.S. Sectors Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2017

The Fund's performance figures* for the period ended September 30, 2017 compared to its benchmark:
			Since Inception (1)
	6 Months	1 Year
Newfound Risk Managed U.S. Sectors Fund - Class A Shares	6.07%	16.16%	3.07%
Newfound Risk Managed U.S. Sectors Fund - Class A Shares With Load	0.00%	9.50%	0.49%
Newfound Risk Managed U.S. Sectors Fund - Class C Shares	5.69%	15.28%	2.43%
Newfound Risk Managed U.S. Sectors Fund - Class I Shares	6.38%	16.67%	3.45%
S&P 500 Total Return Index **	7.71%	18.61%	10.23%
Bloomberg Barclays U.S. Treasury 1-3 Year Index ***	0.43%	0.24%	0.67%
50/50 S&P 500/ 1-3 Year Treasury Blend ****	4.02%	9.11%	5.50%

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be reiuired to pay on Fund distributions or on the redemptions of Fund shares. The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.50%, 2.25% and 1.25% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund's gross total operating expenses as of its last prospectus is 2.45%, 3.20% and 2.20% for Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.
** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
*** The Bloomberg Barclays US Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index.
**** This Blended Benchmark is an equally weighted custom composite of the S&P 500 Total Return Index and The Bloomberg Barclays US Treasury 1-3 Year Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
(1)The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

The Fund's holdings by asset class as of September 30, 2017 are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	99.7%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	(0.5)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Newfound Risk Managed Global Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 99.6%
		EQUITY FUNDS - 99.6%
	58,204	iShares Global Consumer Discretionary, ETF	$ 5,926,913
	57,494	iShares Global Consumer Staples, ETF	5,853,976
	91,405	iShares Global Financials,ETF	6,098,542
	52,804	iShares Global Healthcare, ETF	5,938,338
	67,566	iShares Global Industrial, ETF	6,006,617
	95,536	iShares Global Materials, ETF	6,247,099
	42,052	iShares Global Tech, ETF	5,986,943
	94,816	iShares Global Telecom, ETF	5,724,990
	111,175	iShares Global Utilities, ETF	5,635,461
			53,418,879

		TOTAL EXCHANGE TRADED FUNDS (Cost $45,517,272)	53,418,879

		SHORT-TERM INVESTMENTS - 0.4%
	209,164	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.90% + (Cost $209,164)	209,164

		TOTAL INVESTMENTS - 100.0% (Cost $45,726,436) (a)	$ 53,628,043
		OTHER ASSETS LESS LIABILITIES - 0.0%	(7,432)
		TOTAL NET ASSETS - 100.0%	$ 53,620,611

ETF - Exchange Traded Fund
+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,867,951 and differs from fair
	value by net unrealized appreciation of securities as follows:
		Unrealized Appreciation:	$ 7,760,092
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 7,760,092

See accompanying notes to financial statements.

Newfound Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 100.4%
		DEBT FUNDS - 69.8%
	13,268	iShares 20+ Year Treasury Bond, ETF	$ 1,655,316
	2,348	iShares Convertible Bond, ETF	128,647
	91,856	iShares iBoxx High Yield Corporate Bond, ETF	8,153,138
	44,175	iShares iBoxx Investment Grade Corporate Bond, ETF	5,355,335
	188,548	iShares US Preferred Stock, ETF	7,317,548
	1,737	JPMorgan Disciplined High Yield, ETF	89,890
	236,351	PowerShares Emerging Markets Sovereign Debt Portfolio	7,036,169
	659,909	PowerShares Senior Loan Portfolio	15,283,492
	19,932	PowerShares Variable Rate Preferred Portfolio	519,229
	79,725	SPDR Bloomberg Barclays Convertible Securities, ETF	4,071,556
	252,434	VanEck Vectors J.P. Morgan EM Local Currency Bond, ETF	4,846,733
	101,550	VanEck Vectors Preferred Securities ex Financials, ETF	2,039,124
			56,496,177
		EQUITY FUNDS - 30.6%
	52,524	Horizons NASDAQ-100 Covered Call, ETF	1,254,798
	29,881	iShares International Select Dividend, ETF	1,008,783
	142,449	iShares Mortgage Real Estate Capped, ETF	6,672,311
	168,366	PowerShares S&P 500 BuyWrite Portfolio	3,744,460
	39,905	Vanguard High Dividend Yield, ETF	3,235,098
	34,161	Vanguard International High Dividend Yield, ETF	2,244,036
	63,190	Vanguard Global ex-U.S. Real Estate, ETF	3,754,118
	34,479	Vanguard Real Estate Investment Trust, ETF	2,864,860
			24,778,464

		TOTAL EXCHANGE TRADED FUNDS (Cost $78,241,360)	81,274,641

		TOTAL INVESTMENTS - 100.4% (Cost $78,241,360) (a)	$ 81,274,641
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %	(290,580)
		TOTAL NET ASSETS - 100.0%	$ 80,984,061

ETF - Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $78,360,820 and differs from fair
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,919,592
		Unrealized Depreciation:	(5,771)
		Net Unrealized Appreciation:	$ 2,913,821

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 99.7%
		EQUITY FUNDS - 99.7%
	29,702	Consumer Discretionary Select Sector SPDR Fund	$ 2,675,556
	44,492	Consumer Staples Select Sector SPDR Fund	2,401,678
	56,909	Fidelity MSCI Consumer Discretionary Index, ETF	2,040,757
	62,237	Fidelity MSCI Consumer Staples Index, ETF	2,017,188
	63,232	Fidelity MSCI Financials Index, ETF	2,400,919
	58,995	Fidelity MSCI Health Care Index, ETF	2,331,483
	59,803	Fidelity MSCI Industrials Index, ETF	2,185,202
	34,042	Fidelity MSCI Information Technology Index, ETF	1,571,379
	67,499	Fidelity MSCI Materials Index, ETF	2,227,467
	5,470	Fidelity MSCI Telecommunication Services Index, ETF	176,632
	64,259	Fidelity MSCI Utilities Index, ETF	2,218,863
	108,264	Financial Select Sector SPDR Fund	2,799,707
	34,132	Health Care Select Sector SPDR Fund	2,789,608
	39,788	Industrial Select Sector SPDR Fund	2,824,948
	50,672	Materials Select Sector SPDR Fund	2,878,170
	47,361	Technology Select Sector SPDR Fund	2,799,035
	47,843	Utilities Select Sector SPDR Fund	2,538,071
			38,876,663

		TOTAL EXCHANGE TRADED FUNDS (Cost $35,564,898)	38,876,663

		SHORT-TERM INVESTMENTS - 0.8%
	306,039	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.90% + (Cost $306,039)	306,039

		TOTAL INVESTMENTS - 100.5% (Cost $35,870,937) (a)	$ 39,182,702
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(193,258)
		TOTAL NET ASSETS - 100.0%	$ 38,989,444

ETF - Exchange Traded Fund
+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,927,978 and differs from fair
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 3,366,338
		Unrealized Depreciation:	(111,614)
		Net Unrealized Appreciation:	$ 3,254,724

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

	Newfound Risk	Newfound Multi-	Newfound Risk
	Managed Global	Asset Income	Managed U.S.
	Sectors Fund	Fund	Sectors Fund
ASSETS
Investment securities:
At cost	$ 45,726,436	$ 78,241,360	$ 35,870,937
At fair value	$ 53,628,043	$ 81,274,641	$ 39,182,702
Dividends and interest receivable	178	11,320	103
Receivable for securities sold	-	732,797	-
Receivable for Fund shares sold	10,268	124,058	10,808
Prepaid expenses	54,314	56,076	38,042
TOTAL ASSETS	53,692,803	82,198,892	39,231,655

LIABILITIES
Due to Custodian	-	229,208	-
Distribution (12b-1) fees payable	1,451	8,673	2,530
Payable for investments purchased	-	465,222	207,036
Investment advisory fees payable	37,698	46,763	20,568
Payable for Fund shares redeemed	130	457,243	-
Payable to related parties	8,975	2,776	1,026
Accrued expenses and other liabilities	23,938	4,946	11,051
TOTAL LIABILITIES	72,192	1,214,831	242,211
NET ASSETS	$ 53,620,611	$ 80,984,061	$ 38,989,444

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$ 52,457,303	$ 78,973,581	$ 35,991,356
Accumulated net investment loss	(9,090)	(971)	(5,140)
Accumulated net realized loss from security transactions	(6,729,209)	(1,021,830)	(308,537)
Net unrealized appreciation on investments	7,901,607	3,033,281	3,311,765
NET ASSETS	$ 53,620,611	$ 80,984,061	$ 38,989,444

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
September 30, 2017

	Newfound Risk	Newfound Multi-	Newfound Risk
	Managed Global	Asset Income	Managed U.S.
	Sectors Fund	Fund	Sectors Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 6,043,671	$ 49,386,317	$ 8,969,516
Shares of beneficial interest outstanding	551,394	4,918,034	857,738
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 10.96	$ 10.04	$ 10.46
Maximum offering price per share (5.75% sales charge)	$ 11.63	$ 10.65	$ 11.10

Class C Shares:
Net Assets	$ 366,407	$ 3,093,250	$ 877,641
Shares of beneficial interest outstanding	34,054	309,177	84,307
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (a)	$ 10.76	$ 10.00	$ 10.41

Class I Shares:
Net Assets	$ 47,210,533	$ 28,504,494	$ 29,142,287
Shares of beneficial interest outstanding	4,297,090	2,838,155	2,773,306
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (a)	$ 10.99	$ 10.04	$ 10.51

(a)	Redemptions made within 30 days of purchase may be assesed a redemption fee of 1.00%.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2017

	Newfound Risk	Newfound Multi-	Newfound Risk
	Managed Global	Asset Income	Managed U.S.
INVESTMENT INCOME	Sectors Fund	Fund	Sectors Fund
Dividends	$ 551,999	$ 1,633,193	$ 298,802
Interest	849	2,273	1,822
TOTAL INVESTMENT INCOME	552,848	1,635,466	300,624

EXPENSES
Investment advisory fees	283,277	345,518	132,356
Distribution (12b-1) fees:
Class A	6,454	55,938	10,599
Class C	1,741	14,036	5,330
Transfer agent fees	32,916	14,575	13,890
Registration fees	27,450	27,450	27,450
Administrative services fees	24,290	24,568	13,537
Accounting services fees	17,528	21,228	13,588
Shareholder Service Fees	14,038	9,585	7,459
Legal Fees	9,024	7,449	8,655
Custodian fees	8,524	3,694	3,301
Audit Fees	8,398	8,398	8,398
Printing expenses	8,038	10,183	3,259
Compliance officer fees	6,025	6,292	5,092
Trustees fees and expenses	6,017	6,017	6,017
Insurance expense	1,830	183	183
Other expenses	1,579	3,509	1,579
TOTAL EXPENSES	457,129	558,623	260,693

Less: Fees waived by the Adviser	(78,548)	(25,826)	(70,086)

NET EXPENSES	378,581	532,797	190,607
NET INVESTMENT INCOME	174,267	1,102,669	110,017

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	616,738	76,317	(108,597)
Net change in unrealized appreciation on investments	2,485,635	1,247,605	1,719,988
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,102,373	1,323,922	1,611,391

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$ 3,276,640	$ 2,426,591	$ 1,721,408

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Newfound Risk Managed Global Sectors Fund

	For the
	Period Ended	For the
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
FROM OPERATIONS
Net investment income	$ 174,267	$ 299,345
Net realized gain from security transactions	616,738	2,688,112
Net change in unrealized appreciation on investments	2,485,635	3,081,183
Net increase in net assets resulting from operations	3,276,640	6,068,640

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	-	(14,766)
Class I	-	(289,153)
From distributions to shareholders	-	(303,919)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	1,142,782	2,641,357
Class C	86,629	68,885
Class I	4,237,374	5,242,585
Distributions Reinvested
Class A	-	14,019
Class I	-	272,329
Redemption fee proceeds
Class A	30	67
Class C	20	-
Class I	913	852
Cost of Shares Redeemed
Class A	(457,373)	(4,445,938)
Class C	(85,957)	(181,052)
Class I	(820,218)	(27,002,976)
Net increase (decrease) in net assets from shares of beneficial interest	4,104,200	(23,389,872)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,380,840	(17,625,151)

NET ASSETS
Beginning of period	46,239,771	63,864,922
End of period*	$ 53,620,611	$ 46,239,771
*Includes accumulated net investment loss of:	$ (9,090)	$ (183,357)

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed Global Sectors Fund

	For the
	Period Ended	For the
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
SHARE ACTIVITY
Class A:
Shares Sold	105,907	279,218
Shares Reinvested	-	1,433
Shares Redeemed	(43,440)	(467,843)
Net increase (decrease) in shares of beneficial interest outstanding	62,467	(187,192)

Class C:
Shares Sold	8,336	7,106
Shares Redeemed	(8,310)	(18,782)
Net increase (decrease) in shares of beneficial interest outstanding	26	(11,676)

Class I:
Shares Sold	396,340	546,618
Shares Reinvested	-	27,817
Shares Redeemed	(77,018)	(2,806,771)
Net increase (decrease) in shares of beneficial interest outstanding	319,322	(2,232,336)

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Multi-Asset Income Fund
	For the
	Period Ended	For the
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
FROM OPERATIONS
Net investment income	$ 1,102,669	$ 1,181,188
Net realized gain (loss) from security transactions	76,317	(426,849)
Distributions of realized gains by underlying investment companies	-	3,874
Net change in unrealized appreciation on investments	1,247,605	1,498,282
Net increase in net assets resulting from operations	2,426,591	2,256,495

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(690,695)	(751,797)
Class C	(33,136)	(26,242)
Class I	(391,819)	(423,698)
From distributions to shareholders	(1,115,650)	(1,201,737)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	17,770,395	38,833,597
Class C	637,123	2,124,141
Class I	14,273,280	19,691,135
Distributions Reinvested
Class A	682,611	745,745
Class C	31,004	23,524
Class I	255,013	197,081
Redemption fee proceeds
Class A	1,628	4,925
Class C	12	5
Class I	280	1,767
Cost of Shares Redeemed
Class A	(8,310,299)	(6,455,538)
Class C	(120,256)	(139,676)
Class I	(3,249,775)	(13,046,234)
Net increase in net assets from shares of beneficial interest	21,971,016	41,980,472

TOTAL INCREASE IN NET ASSETS	23,281,957	43,035,230

NET ASSETS
Beginning of period	57,702,104	14,666,874
End of period*	$ 80,984,061	$ 57,702,104
*Includes accumulated net investment income (loss) of:	$ (971)	$ 12,010

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Multi-Asset Income Fund
	For the
	Period Ended	For the
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
SHARE ACTIVITY
Class A:
Shares Sold	1,777,480	3,994,587
Shares Reinvested	68,452	76,757
Shares Redeemed	(829,266)	(664,393)
Net increase in shares of beneficial interest outstanding	1,016,666	3,406,951

Class C:
Shares Sold	64,083	219,791
Shares Reinvested	3,122	2,428
Shares Redeemed	(12,125)	(14,365)
Net increase in shares of beneficial interest outstanding	55,080	207,854

Class I:
Shares Sold	1,423,919	2,033,509
Shares Reinvested	25,554	20,295
Shares Redeemed	(324,717)	(1,357,794)
Net increase in shares of beneficial interest outstanding	1,124,756	696,010

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed U.S. Sectors Fund

	For the
	Period Ended	For the
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
FROM OPERATIONS
Net investment Income	$ 110,017	$ 164,960
Net realized gain (loss) from security transactions	(108,597)	461,676
Net change in unrealized appreciation on investments	1,719,988	1,204,129
Net increase in net assets resulting from operations	1,721,408	1,830,765

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(24,785)	(191,398)
Class C	-	(10,289)
Class I	(90,372)	(64,917)
From distributions to shareholders	(115,157)	(266,604)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	1,615,842	6,093,660
Class C	54,130	629,204
Class I	15,286,489	13,815,060
Distributions Reinvested
Class A	21,102	184,720
Class C	-	7,842
Class I	88,573	61,072
Redemption fee proceeds
Class A	-	4
Class C	-	-
Class I	196	2,679
Cost of Shares Redeemed
Class A	(1,723,565)	(7,991,420)
Class C	(350,000)	(587,568)
Class I	(1,136,252)	(2,823,280)
Net increase in net assets from shares of beneficial interest	13,856,515	9,391,973

TOTAL INCREASE IN NET ASSETS	15,462,766	10,956,134

NET ASSETS
Beginning of Period	23,526,678	12,570,544
End of Period *	$ 38,989,444	$ 23,526,678
*Includes accumulated net investment loss of:	$ (5,140)	$ -

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed U.S. Sectors Fund

	For the
	Period Ended	For the
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
SHARE ACTIVITY
Class A:
Shares Sold	159,404	647,920
Shares Reinvested	2,053	20,527
Shares Redeemed	(170,459)	(835,311)
Net decrease in shares of beneficial interest outstanding	(9,002)	(166,864)

Class C:
Shares Sold	5,358	66,729
Shares Reinvested	-	874
Shares Redeemed	(34,504)	(64,525)
Net increase (decrease) in shares of beneficial interest outstanding	(29,146)	3,078

Class I:
Shares Sold	1,481,929	1,429,907
Shares Reinvested	8,543	6,557
Shares Redeemed	(111,247)	(311,057)
Net increase in shares of beneficial interest outstanding	1,379,225	1,125,407

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class A

	For the
	Period Ended		For the	For the	For the
	September 30, 2017		Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2017	March 31, 2016	March 31, 2015 (1)

Net asset value, beginning of period	$ 10.27		$ 9.20	$ 10.06	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02		0.03	0.03	(0.07)	(10)
Net realized and unrealized
gain (loss) on investments	0.67		1.07	(0.87)	0.20
Total from investment operations	0.69		1.10	(0.84)	0.13

Less distributions from:
Return of capital	-		-	-	(0.00)	(9)
Net investment income	-		(0.03)	(0.02)	(0.07)
Total distributions	-		(0.03)	(0.02)	(0.07)

Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00	0.00

Net asset value, end of period	$ 10.96		$ 10.27	$ 9.20	$ 10.06

Total return (3)	6.72%	(8)	11.97%	(8.33)%	1.31%	(8)

Net assets, at end of period (000s)	$ 6,044		$ 5,019	$ 6,219	$ 7,646

Ratio of gross expenses to average
net assets (4)(6)	2.07%	(5)	2.07%	1.92%	1.95%	(5)
Ratio of net expenses to average
net assets(6)	1.75%	(5)	1.75%	1.75%	1.75%	(5)
Ratio of net investment income (loss)
to average net assets(7)	0.44%	(5)	0.34%	0.28%	(0.81)%	(5)

Portfolio Turnover Rate	15%	(8)	106%	396%	173%	(8)

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Adivsor not waived a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8) Not annualized.
(9) Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class C

	For the
	Period Ended		For the	For the	For the
	September 30, 2017		Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2017	March 31, 2016	March 31, 2015 (1)

Net asset value, beginning of period	$ 10.11		$ 9.10	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.02)		(0.04)	(0.04)	(0.13)	(10)
Net realized and unrealized
gain (loss) on investments	0.67		1.05	(0.86)	0.19
Total from investment operations	0.65		1.01	(0.90)	0.06

Less distributions from:
Return of capital	-		-	-	(0.00)	(9)
Net investment income	-		-	-	(0.06)
Total distributions	-		-	-	(0.06)

Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00	0.00

Net asset value, end of period	$ 10.76		$ 10.11	$ 9.10	$ 10.00

Total return (3)	6.43%	(8)	11.10%	(9.00)%	0.58%	(8)

Net assets, at end of period (000s)	$ 366		$ 344	$ 416	$ 439

Ratio of gross expenses to average
net assets (4)(6)	2.82%	(5)	2.82%	2.67%	2.70%	(5)
Ratio of net expenses to average
net assets(6)	2.50%	(5)	2.50%	2.50%	2.50%	(5)
Ratio of net investment loss
to average net assets (7)	(0.36)%	(5)	(0.43)%	(0.40)%	(1.46)%	(5)

Portfolio Turnover Rate	15%	(8)	106%	396%	173%	(8)

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redmption fees. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9) Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class I

	For the
	Period Ended		For the	For the	For the
	September 30, 2017		Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2017	March 31, 2016	March 31, 2015 (1)

Net asset value, beginning of period	$ 10.28		$ 9.22	$ 10.07	$ 10.00

Activity from investment operations:
Net investment income (2)	0.04		0.06	0.06	0.06	(10)
Net realized and unrealized
gain (loss) on investments	0.67		1.06	(0.86)	0.09
Total from investment operations	0.71		1.12	(0.80)	0.15

Less distributions from:
Return of capital	-		-	-	(0.00)	(9)
Net investment income	-		(0.06)	(0.05)	(0.08)
Total distributions	-		(0.06)	(0.05)	(0.08)

Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00	0.00

Net asset value, end of period	$ 10.99		$ 10.28	$ 9.22	$ 10.07

Total return (3)	6.91%	(8)	12.20%	(7.95)%	1.49%	(8)

Net assets, at end of period (000s)	$ 47,211		$ 40,877	$ 57,230	$ 68,777

Ratio of gross expenses to average
net assets (4)(6)	1.82%	(5)	1.82%	1.67%	1.70%	(5)
Ratio of net expenses to average
net assets(6)	1.50%	(5)	1.50%	1.50%	1.50%	(5)
Ratio of net investment income
to average net assets (7)	0.75%	(5)	0.59%	0.61%	0.67%	(5)

Portfolio Turnover Rate	15%	(8)	106%	396%	173%	(8)

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redmption fees. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9) Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented
	Newfound Multi-Asset Income Fund Class A

	For the
	Period Ended		For the		For the		For the
	September 30, 2017		Year Ended		Year Ended		Period Ended
	(Unaudited)		March 31, 2017		March 31, 2016		March 31, 2015 (1)
Net asset value, beginning of period	$ 9.83		$ 9.41		$ 10.10		$ 10.00

Activity from investment operations:
Net investment income (2)	0.16		0.32		0.13		0.30	(10)
Net realized and unrealized
gain (loss) on investments	0.20		0.38		(0.54)		(0.20)	(10)
Total from investment operations	0.36		0.70		(0.41)		0.10

Less distributions from:
Net investment income	(0.15)		(0.28)		(0.28)		-
Total distributions	(0.15)		(0.28)		(0.28)		-

Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	0.00	(9)	-

Net asset value, end of period	$ 10.04		$ 9.83		$ 9.41		$ 10.10

Total return (3)	3.64%	(8)	7.51%		(4.10)%		1.00%	(8)

Net assets, at end of period (000s)	$ 49,386		$ 38,363		$ 4,651		$ 342

Ratio of gross expenses to average
net assets (4)(6)	1.66%	(5)	1.81%		2.83%		29.17%	(5)
Ratio of net expenses to average
net assets(6)	1.60%	(5)	1.60%		1.60%		1.60%	(5)
Ratio of net investment income
to average net assets(7)	3.12%	(5)	3.33%		1.27%		5.39%	(5)

Portfolio Turnover Rate	30%	(8)	120%		443%		59%	(8)

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9) Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented
	Newfound Multi-Asset Income Fund Class C

	For the
	Period Ended		For the		For the		For the
	September 30, 2017		Year Ended		Year Ended		Period Ended
	(Unaudited)		March 31, 2017		March 31, 2016		March 31, 2015 (1)
Net asset value, beginning of period	$ 9.80		$ 9.37		$ 10.05		$ 10.00

Activity from investment operations:
Net investment income (2)	0.11		0.26		0.05		0.27	(10)
Net realized and unrealized
gain (loss) on investments	0.20		0.37		(0.54)		(0.22)	(10)
Total from investment operations	0.31		0.63		(0.49)		0.05

Less distributions from:
Net investment income	(0.11)		(0.20)		(0.19)		-
Total distributions	(0.11)		(0.20)		(0.19)		-

Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	0.00	(9)	-

Net asset value, end of period	$ 10.00		$ 9.80		$ 9.37		$ 10.05

Total return (3)	3.29%	(8)	6.80%		(4.85)%		0.50%	(8)

Net assets, at end of period (000s)	$ 3,093		$ 2,490		$ 433		$ 18

Ratio of gross expenses to average
net assets (4)(6)	2.41%	(5)	2.56%		3.58%		29.92%	(5)
Ratio of net expenses to average
net assets(6)	2.35%	(5)	2.35%		2.35%		2.35%	(5)
Ratio of net investment income
to average net assets (7)	2.37%	(5)	2.65%		0.56%		4.77%	(5)

Portfolio Turnover Rate	30%	(8)	120%		443%		59%	(8)

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented
	Newfound Multi-Asset Income Fund Class I

	For the
	Period Ended		For the		For the		For the
	September 30, 2017		Year Ended		Year Ended		Period Ended
	(Unaudited)		March 31, 2017		March 31, 2016		March 31, 2015 (1)
Net asset value, beginning of period	$ 9.83		$ 9.42		$ 10.11		$ 10.00

Activity from investment operations:
Net investment income (2)	0.17		0.33		0.16		0.43	(10)
Net realized and unrealized
gain (loss) on investments	0.20		0.39		(0.55)		(0.32)	(10)
Total from investment operations	0.37		0.72		(0.39)		0.11

Less distributions from:
Net investment income	(0.16)		(0.31)		(0.30)		-
Total distributions	(0.16)		(0.31)		(0.30)		-

Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	0.00	(9)	-

Net asset value, end of period	$ 10.04		$ 9.83		$ 9.42		$ 10.11

Total return (3)	3.76%	(8)	7.72%		(3.87)%		1.10%	(8)

Net assets, at end of period (000s)	$ 28,504		$ 16,849		$ 9,583		$ 2,363

Ratio of gross expenses to average
net assets (4)(6)	1.41%	(5)	1.56%		2.58%		28.92%	(5)
Ratio of net expenses to average
net assets (6)	1.35%	(5)	1.35%		1.35%		1.35%	(5)
Ratio of net investment income
to average net assets (7)	3.42%	(5)	3.41%		1.65%		7.58%	(5)

Portfolio Turnover Rate	30%	(8)	120%		443%		59%	(8)

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

The Newfound Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed U.S. Sectors Fund Class A

	For the
	Period Ended	For the		For the
	September 30, 2017	Year Ended		Period Ended
	(Unaudited)	March 31, 2017		March 31, 2016 (1)

Net asset value, beginning of period	$ 9.89	$ 8.90		$ 10.00

Activity from investment operations:
Net investment income (2)	0.03	0.11		0.04	(10)
Net realized and unrealized
gain (loss) on investments	0.57	1.07		(1.12)
Total from investment operations	0.60	1.18		(1.08)

Less distributions from:
Net investment income	(0.03)	(0.19)		(0.02)
Total distributions	(0.03)	(0.19)		(0.02)

Paid-in-Capital From Redemption Fees	-	0.00	(9)	0.00	(9)

Net asset value, end of period	$ 10.46	$ 9.89		$ 8.90

Total return (3)	6.07%	13.45%		(10.83)%	(8)

Net assets, at end of period (000s)	$ 8,970	$ 8,573		$ 9,197

Ratio of gross expenses to average
net assets (4)(6)	1.99%	2.31%		3.61%	(5)
Ratio of net expenses to average
net assets(6)	1.50%	1.50%		1.50%	(5)
Ratio of net investment income
to average net assets (7)	0.49%	1.21%		0.54%	(5)

Portfolio Turnover Rate	15%	190%		308%	(8)

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9) Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed U.S. Sectors Fund Class C

	For the
	Period Ended		For the		For the
	September 30, 2017		Year Ended		Period Ended
	(Unaudited)		March 31, 2017		March 31, 2016 (1)

Net asset value, beginning of period	$ 9.85		$ 8.89		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.02		(0.03)	(10)
Net realized and unrealized
gain (loss) on investments	0.58		1.08		(1.08)
Total from investment operations	0.56		1.10		(1.11)

Less distributions from:
Net investment income	-		(0.14)		-
Total distributions	-		(0.14)		-

Paid-in-Capital From Redemption Fees	-		0.00	(9)	0.00	(9)

Net asset value, end of period	$ 10.41		$ 9.85		$ 8.89

Total return (3)	5.69%	(8)	12.55%		(11.10)%	(8)

Net assets, at end of period (000s)	$ 878		$ 1,118		$ 981

Ratio of gross expenses to average
net assets (4)(6)	2.74%	(5)	3.06%		4.36%	(5)
Ratio of net expenses to average
net assets(6)	2.25%	(5)	2.25%		2.25%	(5)
Ratio of net investment income (loss)
to average net assets (7)	(0.39)%	(5)	0.21%		(0.46)%	(5)

Portfolio Turnover Rate	15%	(8)	190%		308%	(8)

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9) Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed U.S. Sectors Fund Class I

	For the
	Period Ended		For the	For the
	September 30, 2017		Year Ended	Period Ended
	(Unaudited)		March 31, 2017	March 31, 2016 (1)

Net asset value, beginning of period	$ 9.92		$ 8.91	$ 10.00

Activity from investment operations:
Net investment income (2)	0.05		0.12	0.03	(10)
Net realized and unrealized
gain (loss) on investments	0.58		1.10	(1.10)
Total from investment operations	0.63		1.22	(1.07)

Less distributions from:
Net investment income	(0.04)		(0.21)	(0.02)
Total distributions	(0.04)		(0.21)	(0.02)

Paid-in-Capital From Redemption Fees (9)	0.00		(0.00)	0.00

Net asset value, end of period	$ 10.51		$ 9.92	$ 8.91

Total return (3)	6.38%	(8)	13.88%	(10.66)%	(8)

Net assets, at end of period (000s)	$ 29,142		$ 13,836	$ 2,393

Ratio of gross expenses to average
net assets (4)(6)	1.74%	(5)	2.06%	3.36%	(5)
Ratio of net expenses to average
net assets(6)	1.25%	(5)	1.25%	1.25%	(5)
Ratio of net investment income
to average net assets (7)	0.99%	(5)	1.22%	0.37%	(5)

Portfolio Turnover Rate	15%	(8)	190%	308%	(8)

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9) Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2017

1. Organization

The Newfound Risk Managed Global Sectors Fund (“Risk Managed Global Sectors Fund”), the Newfound Multi-Asset Income Fund (“Multi-Asset Income Fund”), and the Newfound Risk Managed U.S. Sectors Fund (“Risk Managed U.S. Sectors Fund”) (collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Risk Managed Global Sectors Fund primarily seeks long term capital appreciation and secondarily seeks capital preservation. The Multi-Asset Income Fund seeks income with capital appreciation as a secondary objective. The Risk Managed U.S. Sectors Fund seeks long term capital appreciation with an emphasis on preservation of capital. The Risk Managed Global Sectors Fund commenced operations on May 19, 2014. The Multi-Asset Income Fund commenced operations on September 8, 2014. The Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

Each Fund currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Newfound Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Newfound Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”).  ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In additionally, ETNs are subject to credit risk generally to the same extent as debt securities.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Funds’ assets and liabilities measured at fair value:

Newfound Risk Managed Global Sectors Fund

Assets *	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Other Significant Unobservable Inputs)	Total
Exchange Traded Funds	$ 53,418,879	$ -	$ -	$ 53,418,879
Short-Term Investments	209,164	-	-	209,164
Total	$ 53,628,043	$ -	$ -	$ 53,628,043

Newfound Multi-Asset Income Fund

Assets *	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Other Significant Unobservable Inputs)	Total
Exchange Traded Funds	$ 81,274,641	$ -	$ -	$ 81,274,641
Total	$ 81,274,641	$ -	$ -	$ 81,274,641

The Newfound Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

Newfound Risk Managed U.S. Sectors Fund

Assets *	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Other Significant Unobservable Inputs)	Total
Exchange Traded Funds	$ 38,876,663	$ -	$ -	$ 38,876,663
Short-Term Investments	306,039	-	-	306,039
Total	$ 39,182,702	$ -	$ -	$ 39,182,702

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of any Level during the current period presented.

It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*Refer to the Schedule of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Risk Managed Global Sectors Fund, and quarterly for the Multi-Asset Income Fund, and Risk Managed U.S. Sectors Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The Newfound Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

3. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $11,491,260 and $7,348,060, respectively, for Risk Managed Global Sectors Fund, $43,205,729 and $20,886,550 respectively, for Multi-Asset Income Fund and $17,884,463 and $4,095,383 respectively, for Risk Managed U.S. Sectors Fund.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Newfound Research LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. Prior to August 1, 2017, as compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.15%, 1.00%, and 0.95% of the Risk Managed Global Sectors Fund’s, Multi-Asset Income Fund’s, and Risk Managed U.S. Sectors Fund’s average daily net assets, respectively.

As of August 1, 2017, as compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, calculated and accrued daily and paid monthly, at an annual rate of:

Fund	Average Daily Net Assets	Advisory Fee
Newfound Risk Managed Global Sectors Fund	$50 million and less; Greater than $50 million.	1.15% 0.99%
Newfound Multi-Asset Income Fund	$75 million and less; Greater than $75 million and less or equal to $125 million; Greater than $125 million.	1.00% 0.85% 0.75%
Newfound Risk Managed U.S. Sectors Fund	All Assets	0.95%

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2019 to waive a portion of its management fees and reimburse expenses of each Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to the Risk Managed Global Sectors Fund Class A, Class C, and Class I shares, respectively, 1.60%, 2.35%, and 1.35% attributable to the Multi-Asset Income Fund Class A, Class C and Class I shares, respectively, and 1.50%, 2.25%, and 1.25% attributable to the Risk Managed U.S. Sectors Fund Class A, Class C and Class I shares, respectively.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ management fees are subsequently less than the agreed upon percentage of average daily net assets attributable to Class A, Class C, and Class I shares, the Adviser shall be entitled to reimbursement by the Funds for such waiver. For the six months ended September 30, 2017, the Adviser waived $78,548, $25,826 and $70,086 in expenses for the Risk Managed Global Sectors Fund, Multi-Asset Income Fund and Risk Managed U.S. Sectors Fund, respectively. As of September 30, 2017, the Adviser has waived/reimbursed expenses that may be recovered no later than March 31 of the year indicated below:

	2018	2019	2020
Risk Managed Global Sectors Fund	$77,852	$132,395	$173,971
Multi-Asset Income Fund	$81,071	$112,312	$74,345
Risk Managed US Sectors Fund	$0	$62,000	$115,735

The Newfound Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A shares and Class C shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.

The Plans are a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, for providing shareholder services and for promotional and other sales-related costs. For the six months ended September 30, 2017, the Funds accrued the following fees under the Plans:

Fund	Fee
Risk Managed Global Sectors Fund	$ 8,195
Multi-Asset Income Fund	69,974
Risk Managed U.S. Sectors Fund	15,929

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. During the six months ended September 30, 2017 the Distributor received $1,259 for the Risk Managed Global Sectors Fund, of which $159 was retained by the principal underwriter or other affiliated broker-dealers. The Distributor received $37,769 for the Multi-Asset Income Fund, of which $5,564 was retained by the principal underwriter or other affiliated broker-dealers. The Distributor received $48,825 for the Risk Managed US Sectors Fund, of which $7,657 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds, for providing administration, fund accounting, and transfer agency services to the Funds in accordance with this agreement, GFS pays for all other operations services for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Blu Giant receives customary fees from the Funds.

5. UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Newfound Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

6. REDEMPTION FEES

A 1.00% redemption fee is imposed by the Funds to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions of shares made within 90 days of purchase date. Redemption fees are recorded by the Fund as a redemption of Fund shares and as a credit to paid-in-capital. For the six months ended September 30, 2017 the Funds received $963, $1,920, and $196 in redemption fees for the Risk Managed Global Sectors Fund, Multi-Asset Income Fund, and Risk Managed US Sectors Fund, respectively.

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Funds’ 2017 tax returns.

The tax character of fund distributions paid for the years ended March 31, 2017 and March 31, 2016 was as follows:

		For the year ended March 31, 2017				For the year ended March 31, 2016
	Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
Newfound Risk Managed Global Sectors Fund	$ 289,447	$ -	$ 14,472	$ 303,919	$ 393,559	$ -	$ 18,571	$ 412,130
Newfound Multi-Asset Income Fund	$ 1,167,430	-	$ 34,307	$ 1,201,737	176,563	-	10,900	$ 187,463
Newfound Risk Managed U.S. Sectors Fund	$ 164,960	-	$ 101,644	$ 266,604	14,300	-	2,217	$ 16,517

As of March 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Newfound Risk Managed Global Sectors Fund	$ -	$ -	$ (7,117,890)	$ -	$ (269,899)	$ 5,274,457	$ (2,113,332)
Newfound Multi-Asset Income Fund	-	-	$ (338,413)	-	$ (628,264)	$ 1,666,216	$ 699,539
Newfound Risk Managed U.S. Sectors Fund	-	-	$ (142,899)	-	$ -	$ 1,534,736	$ 1,391,837

The difference between book basis and tax basis unrealized appreciation/depreciation, and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Newfound Risk Managed Global Sectors Fund incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Newfound Risk Managed Global Sectors Fund	$ 183,357
Newfound Multi-Asset Income Fund	-
Newfound Risk Managed U.S. Sectors Fund	-

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Newfound Risk Managed Global Sectors Fund	$ 86,542
Newfound Multi-Asset Income Fund	$ 628,264
Newfound Risk Managed U.S. Sectors Fund	$ -

The Newfound Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

At March 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Newfound Risk Managed Global Sectors Fund	$ 7,013,366	$ 104,524	$ 7,117,890	Non-expiring
Newfound Multi-Asset Income Fund	$ 335,277	$ 3,136	$ 338,413	Non-expiring
Newfound Risk Managed U.S. Sectors Fund	$ 142,899	$ -	$ 142,899	Non-expiring

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and adjustments for C-Corporation return of capital distributions, resulted in reclassifications for the Funds for the year ended March 31, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Newfound Risk Managed Global Sectors Fund	$ (14,472)	$ 14,472	$ -
Newfound Multi-Asset Income Fund	$ (34,307)	$ 32,559	$ 1,748
Newfound Risk Managed U.S. Sectors Fund	$ (101,644)	$ 101,644	$ -

8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2017, SP Investment Associates was the record owner of 50.62% of the Risk Managed Global Sectors Fund’s outstanding shares, TD Ameritrade was the record owner of 47.96% of the Multi-Asset Income Fund’s outstanding shares. SP Investment Associates, and TD Ameritrade, may be the beneficial owner of some or all of the shares for each respective Fund, or may hold the shares for the benefit of others. As a result, SP Investment Associates, and TD Ameritrade may be deemed to control the Risk Managed Global Sectors Fund, and Multi-Asset Income Fund, respectively.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Newfound Funds

Additional Information (Unaudited)

September 30, 2017

Renewal of Advisory Agreement – Newfound Multi-Asset Income Fund*

In connection with a meeting held on August 29-30, 2017, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Newfound Research, LLC (“NR”) and the Trust, with respect to the Newfound Multi-Asset Income Fund (the “Newfound MAI”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to Newfound MAI and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board observed that NR was founded in 2008 and had approximately $395 million in assets under management, with three Funds in the Trust totaling approximately $165 million. The Board noted that NR’s management team had distinguished educational backgrounds and unique skills in portfolio management, tactical quantitative analysis, compliance and technology utilization. The Board commented that NR’s investment process utilized research and technology that created proprietary quantitative models to design and manage a variety of rules-based tactical strategies. The Board remarked that NR was committed to maintaining a culture of strong risk management by identifying and understanding strategy-related risks, and attempting to mitigate such risks by automating their investment process. The Board also noted that NR created models to dynamically adjust to volatility changes, and that NR managed compliance by building the investment strategy’s guidelines directly into the model’s code. The Board commented that NR maintained a list of approved broker dealers and routinely reviewed their transactions to ensure best execution. The Board noted its satisfaction with NR’s focus and strength with technology-based investment and risk management processes, and that NR was very progressive in the use of technology to manage the portfolio and address risk and compliance. The Board concluded that NR should continue to provide high quality service to Newfound MAI and its shareholders.

Performance. The Board noted that Newfound MAI outperformed the peer group over the one-year period, but underperformed its Morningstar category and Benchmark S&P 500 TR. It further noted that in the since inception period, Newfound MAI outperformed the Morningstar category and only slightly underperformed the peer group, although it underperformed the benchmark more significantly. The Board discussed that the one-year performance was due to a relative bias away from equity exposure in a year equity markets performed well with low volatility. The Board observed that Newfound MAI’s Sharpe ratio was more favorable than the peer group and Morningstar category since inception. The Board concluded that NR did a respectable job of avoiding underperforming asset classes, managing risk, preserving capital and generating income and that, generally speaking, Newfound MAI had performed as expected. Although past performance is not predictive of future returns, the Board concluded that NR provided reasonable results to Newfound MAI and its shareholders.

Fees and Expenses. The Board considered NR’s advisory fee of 1.00% and recognized that it was higher than the peer group and Morningstar category medians. It also acknowledged that Newfound MAI’s net expense ratio was higher than the peer group and Morningstar category. The Board discussed that NR proposed a new fee structure that would lower its fees as certain asset thresholds were met. The Board noted that NR’s explanation that Newfound MAI’s net expense ratio was higher because of acquired fund fee expenses. After a discussion of these and other factors, the Board agreed that NR’s advisory fee was not unreasonable.

The Newfound Funds

Additional Information (Unaudited) (Continued)

September 30, 2017

Economies of Scale. The Board discussed the size of Newfound MAI and its prospects for growth, noting that Newfound MAI had experienced asset growth since the advisory agreement’s last renewal and that NR anticipated continued growth. The Board evaluated NR’s proposed breakpoints and recalled its discussion with NR’s representatives regarding this point. After further discussion, the Board agreed that NR’s proposed breakpoints were reasonable.

Profitability. The Board reviewed NR’s profitability analysis in connection with its management of Newfound MAI, and acknowledged that NR was managing Newfound MAI at a loss. The Board concluded, therefore, that NR’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from NR as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure for Newfound MAI was reasonable and that renewal of the Advisory Agreement was in the best interests of Newfound MAI and its shareholders.

*Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

The Newfound Funds

Expense Examples

September 30, 2017

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and/or redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and/or other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period	Ending Account Value 9/30/17	Expenses Paid During Period

Newfound Risk Managed Global Sectors Fund – Class A (a)	1.75%	$1,000.00	$1,067.20	$9.07	$1,016.29	$ 8.85
Newfound Risk Managed Global Sectors Fund – Class C (a)	2.50%	$1,000.00	$1,064.30	$12.94	$1,012.53	$ 12.61
Newfound Risk Managed Global Sectors Fund – Class I (a)	1.50%	$1,000.00	$1,069.10	$7.78	$1,017.55	$ 7.59
Newfound Multi-Asset Income Fund – Class A (a)	1.60%	$1,000.00	$1,036.40	$8.17	$1,017.05	$ 8.09
Newfound Multi-Asset Income Fund – Class C (a)	2.35%	$1,000.00	$1,032.90	$11.98	$1,013.29	$ 11.86
Newfound Multi-Asset Income Fund – Class I (a)	1.35%	$1,000.00	$1,037.60	$6.90	$1,018.30	$ 6.83
Newfound Risk Managed U.S. Sectors Fund – Class A (a)	1.50%	$1,000.00	$1,060.70	$8.27	$1,017.55	$ 8.09
Newfound Risk Managed U.S. Sectors Fund – Class C (a)	2.25%	$1,000.00	$1,056.90	$12.12	$1,013.79	$ 11.86
Newfound Risk Managed U.S. Sectors Fund – Class I (a)	1.25%	$1,000.00	$1,063.80	$6.98	$1,018.80	$ 6.83

(a)Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365.

PRIVACY NOTICE                                                                                                        Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■        Social Security number and income

■       assets, account transfers and transaction history

■       investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■  open an account or give us contact information

■  provide account information or give us your income information

■  make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  sharing for affiliates’ everyday business purposes—information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-394-9777 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-394-9777.

INVESTMENT ADVISOR

Newfound Research LLC

425 Boylston Street, 3rd Floor

Boston, Massachusetts 02116

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/5/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/5/2017

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/5/2017